Subsequent Events (Details Textual) - $ / shares		12 Months Ended
	Apr. 14, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Subscription Agreement With Affiliate, Number Shares Issued		500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants Exchange Conversion Ratio Description	2.6 warrants in exchange for one ordinary share
Subsequent Event [Member] | Quarterly Basis [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.125
Subsequent Event [Member] | Annual Basis [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.50